PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2020

Common Stock - 97.7%

	Shares	Value
ARGENTINA - 0.5%
Globant S.A.	2,853	620,841

BRAZIL - 5.7%
B3 SA - Brasil Bolsa Balcao	43,100	514,292
Banco Bradesco S.A. (b)	92,200	484,972
Hapvida Participacoes e Investimentos S.A.	126,200	370,762
Itau Unibanco Banco Multiplo S.A. (b)	220,700	1,344,063
Localiza Rent a Car S.A.	12,600	167,258
Locaweb Servicos de Internet S.A. (a)	8,400	130,135
Magazine Luiza S.A.	178,100	855,492
Notre Dame Intermedica Participacoes S.A.	35,800	539,943
Petroleo Brasileiro S.A. Petrobras (b)	32,100	360,483
StoneCo Ltd.	14,400	1,208,448
Weg S.A.	63,000	918,644
		6,894,492

CHINA - 28.5%
Aier Eye Hospital Group Co., Ltd.	15,600	178,642
Alibaba Group Holding Ltd. (a)(b)	19,758	4,598,279
Alibaba Health Information Technology Ltd. (a)	190,000	561,137
BYD Company Ltd.	41,000	1,074,453
Centre Testing International Group Co., Ltd.	233,200	975,975
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	-
China International Capital Corporation Limited - H	550,800	1,491,740
China Merchants Bank Co., Ltd. - H Shares	157,500	995,306
Contemporary Amperex Technology Company, Ltd.	46,500	2,496,501
Country Garden Services Holdings Company, Ltd.	90,000	608,790
GDS Holdings Inc. (b)	2,100	196,644
Glodon Company Limited	43,500	523,745
Hanergy Mobile Energy Holding Group * (a)	36,000	-
Industrial & Commercial Bank of China Ltd.	884,000	573,456
JD.com Inc. (a)(b)	14,182	1,246,598
Jiangsu Hengli Hydraulic Co., Ltd.	95,400	1,648,399
Kweichow Moutai Co., Ltd.	1,240	378,837
Li Ning Company Limited	198,185	1,362,316
LONGi Green Energy Technology	38,500	542,784
Meituan Dianping - b	27,000	1,025,832
Midea Group Co., Ltd.	83,300	1,253,869
NetEase Inc. (b)	1,647	157,733
NIO Inc. (b)	16,045	782,033
Pinduoduo Inc. (b)	1,780	316,253
Ping An Healthcare and Technology Company Ltd.	23,900	289,738
Ping An Insurance Group H Share	85,000	1,041,411
Shanghai International Airport Co., Ltd.	47,000	543,750
Shenzhen Inovance Technology Co., Ltd.	111,800	1,594,994
TAL Education Group (a)(b)	2,960	211,670
Tencent Holdings Limited	46,100	3,353,203
Wuliangye Yibin Co., Ltd.	24,200	1,079,967
WuXi Biologics (Cayman) Inc. (a)	61,000	808,729
Xinyi Solar Holdings Limited	222,000	579,773
Yonyou Network Technology Co., Ltd.	18,700	125,443
Zhongsheng Group Holdings	175,500	1,250,516
Zoomlion Heavy Industry Science and Technology Co., Ltd.	350,900	420,868
		34,289,384

FRANCE - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	375	234,415
Sartorius Stedim Biotech	855	304,633
Teleperformance SE	655	217,425
		756,473

HONG KONG - 2.6%
AIA Group Ltd.	96,900	1,187,209
Hong Kong Exchanges & Clearing Ltd.	19,700	1,079,779
Techtronic Industries Company Limited	56,500	805,904
		3,072,892

HUNGARY - 0.1%
Richter Gedeon Nyrt.	4,727	118,645

INDIA - 9.3%
Asian Paints Ltd.	42,004	1,589,216
Dr Reddy's Laboratories Ltd. (b)	10,400	741,416
Escorts Limited	59,534	1,026,950
HDFC Bank Ltd.	78,169	1,536,581
Hindustan Unilever Ltd.	2,532	83,008
Housing Development Finance Corp Ltd.	52,557	1,840,421
Infosys Limited - SP (b)	110,700	1,876,365
Maruti Suzuki India Ltd.	14,506	1,518,666
Reliance Industries Ltd.	34,986	950,596
		11,163,219

INDONESIA - 1.8%
PT Bank Mandiri Tbk	702,900	316,430
PT Bank Rakyat Indonesia Tbk (a)	6,190,200	1,837,234
		2,153,664

JAPAN - 0.2%
Anritsu Corporation	12,700	283,411

MEXICO - 2.0%
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	7,310	120,780
Grupo Financiero Banorte SAB de CV	183,800	1,014,034
Grupo Mexico S.A.B. de C.V. Class B	271,900	1,147,887
Wal-Mart de Mexico, S.A.B. de C.V.	56,400	158,454
		2,441,155

NETHERLANDS - 0.8%
ASML Holding N.V.	902	438,749
Prosus N.V.	4,396	475,261
		914,010

PANAMA - 0.5%
Copa Holdings, S.A.	7,479	577,603

PHILIPPINES - 0.4%
SM Investments Corporation	13,149	287,220
Universal Robina Corporation	80,510	255,662
		542,882

POLAND - 0.3%
Dino Polska S.A.	4,452	345,788

RUSSIA - 3.4%
LUKoil P.J.S.C. (b)	18,583	1,267,361
Magnit P.J.S.C. (Reg S) (c)	9,480	166,848
Sberbank	86,445	316,845
Sberbank of Russia (a)(b)	84,643	1,229,016
X5 Retail Group N.V. (c)	17,182	620,614
Yandex N.V.	6,440	448,095
		4,048,779

SINGAPORE - 1.0%
Sea Ltd. (Singapore) (b)	6,265	1,247,048

SOUTH AFRICA - 4.6%
Anglogold Ashanti Ltd.	20,875	486,773
Clicks Group Limited	9,541	164,120
Gold Fields Limited	9,455	88,552
Naspers Limited N Shares	22,075	4,537,617
Shoprite Holdings Ltd.	23,199	221,111
		5,498,173

SOUTH KOREA - 15.8%
Hyundai Motor Company Ltd.	11,649	2,058,923
Kia Motors Corporation	7,214	414,392
LG Chem Ltd.	3,435	2,605,579
LG Household & Healthcare	336	501,077
Naver Corp.	4,186	1,127,133
NCSoft Corporation	81	69,420
NHN KCP Corp.	9,156	577,359
Nice Information Service Co., Ltd.	18,709	427,123
POSCO	3,488	873,365
Samsung Bioepis Co., Ltd.	742	564,201
Samsung Electronics Company Limited	86,873	6,477,688
Samsung Securities Co., Ltd.	4,488	167,117
Shinhan Financial Group Co., Limited	42,853	1,264,327
SK Hynix, Inc.	16,906	1,844,206
		18,971,910

SWEDEN - 0.1%
Atlas Copco AB	1,342	68,811

TAIWAN - 15.5%
Accton Technology Corporation	19,000	213,681
Airtac International Group	71,500	2,290,198
Giant Manufacturing Company, Ltd.	11,000	107,659
Globalwafers Co., Ltd.	5,000	125,988
MediaTek, Inc.	39,600	1,052,787
Nien Made Enterprise Company Ltd.	51,000	591,715
Realtek Semiconductor Corporation	80,000	1,111,823
Silergy Corp.	7,500	643,284
Taiwan Semiconductor Manufacturing Co., Ltd.	157,000	2,961,421
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	70,200	7,654,608
United Microelectronics Corporation	54,600	460,278
United Microelectronics Corporation	110,000	184,586
Vanguard International Semiconductor Corp.	118,000	487,152
WIN Semiconductors Corp.	48,000	591,074
Wiwynn Corporation	7,600	190,419
		18,666,673

THAILAND - 1.2%
Airports of Thailand Public Company Limited (c)	251,900	523,391
Kasikornbank PCL (d)	155,800	587,630
PTT Exploration & Production PCL (c)	101,800	333,840
		1,444,861

TURKEY - 0.7%
Turkiye Garanti Bankasi A.S.	571,448	797,298

UNITED STATES - 2.1%
Estee Lauder Companies, Inc. (The)	1,351	359,623
Mercado Libre, Inc.	756	1,266,466
Microsoft Corporation	557	123,888
Nike, Inc. Class B	2,763	390,882
NVIDIA Corporation (a)	845	441,259
		2,582,118

TOTAL COMMON STOCK (Cost $ 85,978,209)		117,500,130

Preferred Stock - 0.5%
SOUTH KOREA - 0.5%
Samsung Electronics Co., Ltd. (Cost $ 346,525)	9,252	626,850

Exchange Traded Funds - 1.5%
United States - 1.5%
iShares Core MSCI Emerging Markets ETF (Cost $ 1,772,012)	29,600	1,836,384

	Par Value	Value
Short Term Investments - 0.3%
Federated Hermes Treasury Obligations Fund, 0.01% (e) (Cost $ 310,317)		310,317

TOTAL INVESTMENTS - 100.0% (Cost $ 88,407,063)		120,273,681
OTHER ASSETS & LIABILITIES (Net) - 0.0%		82,365
NET ASSETS - 100%		$120,356,046

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of December 31, 2020.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	GDR - Global Depositary Receipts
(d)	NVDR - Non Voting Depositary Receipts
(e)	Interest rate reflects seven-day effective yield on December 31, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	26.8%
Consumer Discretionary	21.3%
Financials	16.3%
Industrials	13.1%
Materials	5.7%
Communication Services	5.3%
Health Care	3.7%
Consumer Staples	3.6%
Energy	2.4%
Real Estate	0.0%
Mutual Funds	1.5%
Cash and Other Assets (Net)	0.3%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Common Stock - 98.5%
	Shares	Value
AUSTRIA - 1.2%
Andritz AG	965,800	$44,289,960

BELGIUM - 2.3%
D'leteren S.A.	231,685	19,219,678
Solvay S.A.	581,118	68,883,778
		88,103,456
CANADA - 7.2%
Magna International Inc.	1,512,244	106,960,994
Methanex Corporation	2,119,293	97,297,840
Toronto-Dominion Bank	1,209,446	68,275,790
		272,534,624
CHILE - 1.5%
Antofagasta plc	2,942,400	57,935,036

CHINA - 1.3%
Weichai Power Company Limited	24,782,000	49,730,835

COLOMBIA - 1.8%
Bancolombia S.A. (a)	1,099,700	44,185,946
Bancolombia S.A.	2,504,600	25,613,480
		69,799,426
FINLAND - 0.7%
Valmet OYJ	968,890	27,692,733

FRANCE - 7.6%
Imerys SA	1,178,173	55,730,048
Ipsos	919,480	31,050,591
Michelin (CGDE)	418,300	53,714,162
Publicis Groupe	1,738,775	86,715,366
Vinci SA	619,098	61,629,528
		288,839,695
GERMANY - 10.6%
BASF SE	762,300	60,364,684
Deutsche Telekom AG	3,306,977	60,511,246
Fresenius SE & Company KGaA	993,500	45,997,847
Hannover Rueck SE	346,100	55,177,817
HeidelbergCement AG	595,000	44,568,579
Lanxess AG	924,100	70,961,111
Muenchener Rueckversicherungs-Gesellschaft	219,430	65,187,329
		402,768,613
GREECE - 0.3%
Jumbo S.A.	765,004	13,300,755

INDIA - 1.5%
Infosys Limited - SP (a)	3,423,084	58,021,274

IRELAND - 0.9%
Greencore Group plc	21,867,835	34,822,345

ITALY -0.7%
Trevi Finanziaria SpA with rights (b)	16,868,378	24,864,422

JAPAN - 8.3%
Asahi Group Holdings Ltd.	1,349,300	55,464,470
Brother Industries, Ltd.	253,300	5,215,902
Daicel Corporation	4,652,700	33,933,683
Honda Motor Company, Ltd.	1,910,200	53,238,418
KDDI Corporation	1,705,700	50,653,070
Sony Corporation	632,000	62,958,206
Sumitomo Mitsui Trust Holdings, Inc.	1,681,700	51,748,374
		313,212,123
MEXICO - 2.0%
Grupo Aeorportuario del Centre Norte, S.A.B. de C.V.	4,088,300	26,342,969
Grupo Aeroportuario del Paciifico, S.A.B. de C.V.	2,373,200	26,457,687
Grupo Aeroportuario del Sureste, S.A.B. de C.V.	1,427,900	23,592,544
		76,393,200
NORWAY - 6.1%
DNB Bank ASA	4,090,330	80,258,753
SpareBank 1 SR-Bank ASA	6,612,187	70,276,690
Sparebanken Vest	2,183,075	18,460,013
Yara International ASA	1,468,500	61,058,865
		230,054,321
PUERTO RICO - 2.0%
Popular, Inc.	1,324,850	74,615,552

SINGAPORE - 1.3%
United Overseas Bank Limited	2,985,886	51,033,642

SOUTH AFRICA - 0.5%
Sasol Limited (b)	2,081,935	18,982,732

SOUTH KOREA - 12.7%
Hyundai Mobis Company, Limited	271,700	63,904,400
Kia Motors Corporation	1,380,300	79,288,152
KT&G Corporation	637,300	48,752,306
LG Uplus Corporation	4,728,473	51,145,685
Samsung Electronics Company Limited	1,566,434	116,801,210
Shinhan Financial Group Co., Limited	1,227,900	36,227,741
SK Hynix, Inc.	773,800	84,410,660
		480,530,154

SWEDEN - 4.6%
Duni AB	1,566,400	20,560,836
Loomis AB, Class B	1,446,683	39,846,053
SKF AB-B	2,391,800	62,149,638
Svenska Handelsbanken AB, Class A	5,262,104	52,924,749
		175,481,276
SWITZERLAND - 1.6%
Novartis AG	640,850	60,641,519

TAIWAN - 1.4%
Catcher Technology Company, Limited	7,254,000	53,182,575

THAILAND - 1.0%
Siam Commercial Bank PCL	12,677,400	37,025,117

UNITED KINGDOM - 19.4%
Amcor plc	4,192,000	49,339,840
Babcock International Group plc	10,646,152	40,730,699
Bellway plc	2,283,399	92,228,595
Bunzl plc	1,500,848	50,117,163
Cineworld Group plc	36,606,927	32,073,592
Coca-Cola European Partners plc	1,125,818	56,099,511
Inchcape plc	5,471,624	48,127,256
Linde plc	191,944	50,579,163
Mondi plc	3,670,600	85,742,625
Next plc	701,550	67,949,471
Signature Aviation plc	12,772,437	67,563,329
Taylor Wimpey plc	42,000,000	95,183,160
		735,734,404

TOTAL COMMON STOCK (Cost $ 3,335,774,071)	297,672,216.00	3,739,589,789

SHORT TERM INVESTMENTS - 0.5%
	Par Value	Value
Money Market - 0.5%
Federated Hermes Treasury Obligations Fund, 0.01% (c)	17,202,261	$17,202,261
(Cost $ 17,202,261)

TOTAL INVESTMENTS - 99.0% (Cost $ 3,372,976,332)		3,756,792,050
OTHER ASSETS & LIABILITIES (NET) - 1.0%		37,966,100
NET ASSETS - 100%		$3,794,758,150

(a)	ADR - American Depositary Receipts
(b)	Non income producing security.
(c)	Interest rate reflects seven-day effective yield on December 31, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	20.5%
Materials	19.9%
Financials	19.3%
Industrials	14.3%
Information Technology	8.4%
Communication Services	8.2%
Consumer Staples	5.1%
Health Care	2.8%
Utilities	0.0%
Cash and Other Assets (Net)	1.5%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Common Stock - 99.0%

	Shares	Value
BELGIUM - 1.5%
D'leteren SA	144,700	$12,003,744

BRAZIL - 2.0%
Equatorial Energia S.A.	3,597,085	16,038,753

CANADA - 1.5%
goeasy Ltd.	164,300	12,464,360

CHINA - 4.1%
Shanghai Mechanical & Electrical Industry Co.Limited - B	3,824,022	5,682,497
Xinhua Winshare Publishing and Media Co., Limited	15,091,500	9,303,366
Xtep International Holdings Limited	36,870,185	18,402,045
		33,387,908
COLUMBIA - 0.3%
Tecnoglass, Inc.	393,764	2,720,909

CZECH REPUBLIC - 1.4%
Moneta Money Bank A.S.	3,532,691	11,192,006

DENMARK - 2.3%
DFDS A/S	238,626	10,794,752
Ringkjoebing Landbobank A/S	83,900	7,640,437
		18,435,189
FINLAND - 1.7%
Valmet Oyj	492,812	14,085,511

FRANCE - 2.6%
Alten S.A.	35,400	4,012,982
Bonduelle S.A.	337,800	8,596,892
Elis S.A.	505,000	8,421,816
		21,031,690
GERMANY- 1.7%
Norma Group SE	201,000	10,299,621
Sixt SE	32,225	3,871,889
		14,171,510
GREECE - 1.5%
Jumbo S.A.	687,129	11,946,780

HONG KONG - 2.4%
Samson Holding Limited (a)	74,790,800	2,160,608
VSTECS Holdings Limited	8,587,360	7,043,631
VTech Holdings Limited	1,366,700	10,602,020
		19,806,259

INDIA - 1.7%
Coforge Limited	84,075	3,112,676
LIC Housing Finance Limited	2,090,700	10,336,543
		13,449,219

INDONESIA - 0.9%
PT. Pakuwon Jati Tbk	204,857,300	7,436,101

IRELAND - 9.2%
C & C Group plc	5,236,900	16,284,783
Glanbia plc	1,468,700	18,653,011
Greencore Group plc	9,360,400	14,905,503
Irish Continental Group plc (b)	737,600	4,061,177
Origin Enterprises plc	2,888,204	10,954,891
UDG Healthcare plc	929,285	9,907,631
		74,766,996

ITALY - 0.2%
De'Longhi SpA	50,336	1,587,743

JAPAN - 12.0%
Daicel Corporation	1,681,700	12,265,195
Dowa Holdings Co., Limited	333,000	12,046,637
Iwatani Corporation	174,600	10,755,543
Kanematsu Corporation	1,126,100	14,026,487
Mizuho Leasing Company, Limited	357,300	10,745,474
Prima Meat Packers Limited	577,300	18,284,382
Sanwa Holdings Corporation	1,005,800	11,709,735
Tsubakimoto Chain Co., Limited	283,500	7,433,140
		97,266,593

MEXICO- 1.7%
Gentera SAB de CV	5,514,200	2,692,689
Grupo Aeoportuario del Centro Norte SAB de CV - B	1,787,000	11,514,538
		14,207,227

NORWAY - 7.0%
ABG Sundal Collier Holding ASA	10,021,788	7,467,765
Borregaard ASA	175,161	2,900,938
Fjord1 ASA	1,068,326	5,365,337
Sbanken ASA	577,302	4,645,656
SpareBank Nord-Norge	735,389	6,407,384
Sparebank 1 Oestlandet	568,688	6,495,876
SpareBank 1 SMN	746,528	8,509,826
SpareBank 1 SR-Bank ASA	796,526	8,465,763
Sparebanken Vest	788,092	6,664,081
		56,922,626

PORTUGAL - 1.6%
Redes Energéticas Nacionais, SGPS, S.A.	4,628,805	13,394,254

SINGAPORE - 1.5%
Venture Corporation, Limited	822,000	12,077,809

SOUTH KOREA - 2.8%
Cuckoo Holdings Co., Limited	58,044	5,337,932
ENF Technology Co., Limited	388,586	17,045,128
		22,383,060

SWEDEN - 4.2%
Cloetta AB, Class B	2,762,000	8,246,382
Duni AB	356,845	4,684,009
Hexpol AB	685,700	7,347,442
Loomis AB, Class B	495,761	13,654,767
		33,932,600

TAIWAN - 12.9%
BizLink Holding, Inc.	1,354,000	11,733,896
Cathay Real Estate Development Co., Ltd.	6,087,300	4,311,242
Elite Material Co., Ltd.	2,392,600	13,368,859
Hitron Technologies Inc.	6,449,882	5,612,485
Holtek Semiconductor, Inc.	4,380,500	11,318,396
Huaku Development Co., Limited	3,997,800	12,492,236
Kings Town Bank	6,373,500	8,801,046
Sercomm Corporation	3,899,000	10,823,617
Sitronix Technology Corporation	2,328,100	13,464,170
Taiwan Union Technology Corporation	2,944,900	12,681,789
		104,607,736

THAILAND - 4.8%
Hana Microelectronics PCL	8,685,580	11,523,759
Ratch Group PCL	9,192,600	16,261,943
Thanachart Capital PCL	9,608,900	11,064,988
		38,850,690

UNITED KINGDOM - 15.5%
Cineworld Group plc	3,796,300	3,326,173
Coats Group plc	2,513,500	2,312,173
Countryside Properties plc	1,950,400	12,460,593
Crest Nicholson Holdings plc	2,611,400	11,629,225
Halfords Group plc	2,955,485	10,786,147
Inchcape plc	1,333,107	11,725,729
Keller Group plc	436,339	4,162,994
Lancashire Holdings Limited	1,528,726	15,118,005
National Express Group plc	3,283,900	10,656,067
OneSavings Bank plc	2,935,517	16,996,788
Signature Aviation plc	2,221,003	11,748,608
Vistry Group plc	925,325	11,882,762
Wetherspoon (J.D.) plc	190,478	2,905,597
		125,710,861

TOTAL COMMON STOCK (Cost $ 699,800,425 )	511,572,682	803,878,134

SHORT TERM INVESTMENTS - 0.6%

	Par Value	Value
Money Market - 0.6%
Federated Hermes Treasury Obligations Fund, 0.01% (c)
(Cost $ 5,010,696)	5,010,696	$5,010,696

TOTAL INVESTMENTS - 99.6% (Cost $ 704,811,121)		808,888,830

OTHER ASSETS & LIABILITIES (NET) - 0.4%		3,236,080
NET ASSETS - 100%		$812,124,910

(a)	Non-income producing security
(b)	Common Stock Unit
(c)	Interest rate reflects seven-day effective yield on December 31, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	19.6%
Financials	19.2%
Consumer Discretionary	15.9%
Information Technology	14.3%
Consumer Staples	11.8%
Materials	6.7%
Utilities	5.6%
Real Estate	3.0%
Energy	1.3%
Health Care	1.2%
Communication Services	0.4%
Cash and Other Assets (Net)	1.0%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2020

Common Stock - 95.5%

	Shares	Value
AUSTRALIA - 1.9%
Macquarie Group Limited	4,025	430,112

BELGIUM - 2.2%
D'Ieteren SA	6,100	506,032

BRAZIL - 2.1%
Equatorial Energia S.A.	105,400	469,959

CANADA - 1.9%
goeasy Ltd.	5,755	436,594

CHINA - 7.2%
ANTA Sports Products Ltd.	8,000	126,801
China MeiDong Auto Holdings Limited	26,000	105,624
Gree Electric Appliances, Inc.	45,500	430,941
Midea Group Co., Ltd.	36,700	552,425
Xtep International Holdings Limited	847,512	422,996
		1,638,787
DENMARK - 1.8%
Ringkjoebing Landbobank A/S	4,600	418,904

FRANCE - 4.3%
Alten S.A.	3,800	430,772
Groupe SEB	2,400	437,538
LVMH Moet Hennessy Louis Vuitton SE	170	106,268
		974,578
GERMANY - 3.8%
Brenntag AG	5,600	433,995
VIB Vermögen AG	12,409	434,991
		868,986
Greece - 1.9%
Jumbo S.A.	25,371	441,113

INDONESIA - 1.9%
PT Bank Rakyat Indonesia Tbk (a)	1,429,400	424,242

IRELAND - 2.6%
Irish Continental Group plc	86,200	474,612
UDG Healthcare plc	9,700	103,417
		578,029
ITALY - 4.0%
Brembo S.p.A.	33,500	442,677
Interpump Group S.p.A.	9,600	473,833
		916,510
JAPAN - 2.1%
BeNEXT Group, Inc.	38,100	471,245

KENYA - 2.4%
Equity Group Holdings Limited	295,731	98,983
Safaricom PLC	1,403,800	440,295
		539,278
MALAYSIA - 2.2%
Public Bank Bhd	97,200	497,780

MEXICO - 4.5%
Gentera SAB de CV	524,100	255,928
Grupo Aeroportuario del Centro Norte S.A.B. de CV	38,100	245,497
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	23,300	259,761
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	16,200	267,665
		1,028,851

PERU - 2.2%
Credicorp Ltd.	3,100	508,462

SOUTH AFRICA - 4.1%
AVI Limited	91,800	457,600
FirstRand Limited	134,600	467,702
		925,302
SOUTH KOREA - 3.5%
SK Materials Co., Ltd.	1,400	461,125
Soulbrain Holdings Co., Ltd. (a)	1,348	337,900
		799,025
SWEDEN - 6.6%
Bravida Holding AB	57,300	763,991
Essity AB	13,200	425,127
Hexpol AB	29,300	313,957
		1,503,075
TAIWAN - 17.5%
BizLink Holding, Inc.	70,400	610,093
Chailease Holding Co., Ltd.	72,760	435,038
POYA International Co., Ltd.	36,300	744,138
SINBON Electronics Co., Ltd.	122,300	940,167
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	226,351
Thinking Electronic Industrial Co., Ltd.	85,000	484,020
Yageo Corporation	30,000	553,064
		3,992,871
UNITED ARAB EMIRATES - 0.5%
Aramex PJSC	91,000	108,510

UNITED KINGDOM - 11.9%
Amcor plc	35,300	415,481
Bunzl plc	13,766	459,682
Countryside Properties plc	55,465	354,351
Greggs plc	18,300	447,745
Howden Joinery Group plc	44,300	417,568
Lancashire Holdings Limited	41,600	411,394
Travis Perkins plc	11,500	211,735
		2,717,956
UNITED STATES - 2.4%
Euronet Worldwide, Inc. (a)	3,800	550,696

TOTAL COMMON STOCK
(Cost $ 17,160,528)		21,746,897

Preferred Stock - 1.9%
GERMANY - 1.9%
Henkel AG & Company (Cost $ 394,886)	4,400	424,495

	Par Value	Value
SHORT TERM INVESTMENTS - 2.3%
Money Market - 2.3%
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $ 525,805)		$525,805

TOTAL INVESTMENTS - 99.7%
(Cost $ 18,081,219)		22,697,197
OTHER ASSETS & LIABILITIES (Net) - 0.3%		63,684
NET ASSETS - 100%		$22,760,881

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	22.8%
Consumer Discretionary	22.5%
Financials	19.3%
Information Technology	14.0%
Materials	6.7%
Consumer Staples	5.7%
Utilites	2.1%
Communication Services	1.9%
Real Estate	1.9%
Health Care	0.5%
Cash and Other Assets (Net)	2.6%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2020

Common Stock - 99.1%

	Shares	Value
AEROSPACE & DEFENSE - 1.3%
Raytheon Technologies Corporation	31,655	2,263,649

BANKS - 5.2%
U.S. Bancorp	114,008	5,311,633
Wells Fargo & Company	130,517	3,939,003
		9,250,636
BEVERAGES - 3.5%
Coca-Cola Company (The)	113,333	6,215,182

COMMUNICATIONS EQUIPMENT - 2.4%
Cisco Systems, Inc.	95,634	4,279,621

DIVERSIFIED FINANCIAL SERVICES - 4.0%
American Express Company	38,935	4,707,631
The Charles Schwab Corporation	42,814	2,270,854
		6,978,485
ELECTRICAL EQUIPMENT - 0.5%
Honeywell International, Inc.	4,069	865,476

FOOD PRODUCTS - 0.9%
Nestle, S.A. (b)	13,860	1,632,708

HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
Abbott Laboratories	27,524	3,013,603
Medtronic Plc	46,830	5,485,666
		8,499,269
HEALTH CARE PROVIDERS & SERVICES - 8.5%
Anthem, Inc.	14,978	4,809,286
Quest Diagnostics Incorporated	19,761	2,354,918
UnitedHealth Group, Inc.	21,980	7,707,947
		14,872,151
HOTELS, RESTAURANTS & LEISURE - 3.1%
Compass Group Plc (b)	187,765	3,516,838
Starbucks Corporation	18,136	1,940,190
		5,457,028

HOUSEHOLD PRODUCTS - 2.3%
Unilever Plc (b)	67,928	4,100,134

INDUSTRIAL CONGLOMERATES - 2.3%
3M Company	23,779	4,156,331

INTERACTIVE MEDIA & SERVICES - 8.8%
Alphabet, Inc. Class A (a)	2,374	4,160,768
Alphabet, Inc. Class C (a)	1,964	3,440,692
Facebook, Inc. (a)	19,161	5,234,019
Lyft, Inc.	55,425	2,723,030
		15,558,509
IT Services - 18.0%
Accenture Plc	26,364	6,886,540
Microsoft Corporation	51,142	11,375,004
Oracle Corporation	92,539	5,986,348
SAP AG (b)	35,890	4,679,697
Visa, Inc.	12,833	2,806,962
		31,734,551
MACHINERY - 1.1%
Otis Worldwid Corp.	27,867	1,882,416

MULTILINE RETAIL - 2.9%
TJX Companies, Inc. (The)	73,197	4,998,623

PHARMACEUTICALS - 9.9%
Eli Lilly and Company	20,760	3,505,119
Johnson & Johnson	36,585	5,757,747
Merck & Co., Inc.	46,290	3,786,522
Roche Holding Ltd. (b)	99,979	4,383,079
		17,432,467
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.9%
ASML Holding N.V.	1,767	861,801
Lam Research Corporation (a)	6,113	2,886,987
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	49,850	5,435,644
Texas Instruments, Inc.	28,793	4,725,795
		13,910,227
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.2%
Apple, Inc.	108,426	14,387,046

TEXTILES, APPAREL & LUXURY GOODS - 1.8%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	13,201	1,646,561
Nike, Inc. Class B	10,691	1,512,456
		3,159,017
TOBACCO - 1.7%
Philip Morris International, Inc.	34,940	2,892,683

TOTAL COMMON STOCK
(Cost $ 136,219,994)	174,526,209

Short Term Investments - 0.8%	Par Value	Value
Federated Hermes Treasury Obligations Fund, 0.01% (c) (Cost $ 2,806,238)		1,465,366

TOTAL INVESTMENTS - 100.0%
(Cost $139,026,232)		175,991,575

OTHER ASSETS & LIABILITIES (NET) - 0.1%		163,453
NET ASSETS - 100%		$176,155,028

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on September 30, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	36.5%
Health Care	23.2%
Financials	9.2%
Communication Services	8.8%
Consumer Staples	8.4%
Consumer Discretionary	7.8%
Industrials	5.2%
CASH + other assets (net)	0.9%
100.0%

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Common Stock - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 1.5%
Vectrus, Inc. (a)	24,100	$1,198,252

AUTO COMPONENTS - 1.0%
LCI Industires	5,800	752,144

AUTOMOBILES - 1.5%
Winnebago Industries, Inc.	20,167	1,208,810

BANKS - 24.2%
Ameris Bancorp	48,300	1,838,781
BOK Financial Corporation	22,464	1,538,335
Brookline Bancorp, Inc.	130,700	1,573,628
Bryn Mawr Bank Corporation	30,546	934,555
Cambridge Bancorp	23,530	1,641,217
Central Pacific Financial Corporation	43,583	828,513
Colony Bankcorp, Inc.	143,279	2,099,037
Dime Community Bancshares, Inc.	46,900	739,613
F.N.B. Corporation	148,480	1,410,560
International Bancshares Corporation	41,700	1,561,248
OFG Bancorp	108,400	2,009,736
RBB Bancorp	25,600	393,728
South Plains Financial, Inc.	122,000	2,311,900
		18,880,851
CAPITAL MARKETS - 2.8%
Hercules Capital, Inc.	150,298	2,167,297

CHEMICALS - 1.8%
Cabot Corporation	18,273	820,092
Ferro Corporation (a)	42,735	625,213
		1,445,305
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Insperity, Inc.	13,500	1,099,170

CONSTRUCTION MATERIALS - 2.4%
Eagle Materials Inc.	18,200	1,844,570

ELECTRIC UTILITIES - 2.5%
ALLETE, Inc.	31,400	1,944,916

ELECTRICAL EQUIPMENT - 1.9%
Regal Beloit Corporation	12,389	1,521,493

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.2%
Arrow Electronics, Inc.	19,400	1,887,620
Insight Enterprises, Inc. (a)	28,127	2,140,183
		4,027,803

ENERGY EQUIPMENT & SERVICES - 1.3%
Dril-Quip, Inc. (a)	33,700	998,194

ENTERTAINMENT - 2.2%
Cinemark Holdings, Inc.	97,258	1,693,262

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
EPR Properties	9,110	296,075
Physicians Realty Trust	51,522	917,092
		1,213,167
FOOD PRODUCTS - 2.6%
Sanderson Farms, Inc.	15,150	2,002,830

HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Natus Medical, Inc. (a)	46,220	926,249

HEALTH CARE TECHNOLOGY - 2.0%
Computer Programs and Systems, Inc.	59,350	1,592,954

HOUSEHOLD PRODUCTS - 1.1%
Central Garden and Pet Company, Class A (a)	22,800	828,324

INSURANCE - 1.2%
United Insurance Holdings Corporation	167,151	956,104

INTERNET & DIRECT MARKETING RETAIL - 0.8%
PetMed Express, Inc.	18,700	599,522

IT SERVICES - 7.8%
CSG Systems International, Inc.	31,300	1,410,691
EVERTEC Inc	49,000	1,926,680
Maximus Inc.	16,600	1,214,954
Science Applications International Corporation	15,900	1,504,776
		6,057,101
LEISURE PRODUCTS - 2.0%
Johnson Outdoors, Inc.	13,900	1,565,557

MACHINERY - 5.4%
Curtiss-Wright Corporation	7,200	837,720
Exco Technologies Limited	298,700	2,164,051
Oshkosh Corporation	14,100	1,213,587
		4,215,358
OIL, GAS & CONSUMABLE FUELS - 1.8%
Diamondback Energy, Inc.	28,870	1,397,308

PHARMACEUTICALS - 0.6%
Phibro Animal Health Corporation	25,500	495,210

PROFESSIONAL SERVICES - 8.4%
Barrett Business Services, Inc.	30,100	2,053,121
BG Staffing, Inc.	116,116	1,566,405
Kforce, Inc.	50,794	2,137,919
TriNet Group, Inc. (a)	9,600	773,760
		6,531,205
ROAD & RAIL - 1.3%
Knight-Swift Transportation Holdings, Inc.	24,494	1,024,339

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
MKS Instruments, Inc.	11,000	1,654,950

SPECIALTY RETAIL - 2.6%
Asbury Automotive Group, Inc. (a)	13,846	2,017,916

TEXTILES & APPAREL & LUXURY GOODS -2.2%
Crocs, Inc. (a)	12,210	765,079
Deckers Outdoor Corporation (a)	3,400	975,052
		1,740,131
TRADING COMPANIES & DISTRIBUTORS - 3.3%
Air Lease Corporation	29,400	1,305,948
Applied Inndustrial Technologies, Inc.	16,700	1,302,433
		2,608,381

TOTAL COMMON STOCK (Cost $ 57,199,949)		76,208,673

SHORT TERM INVESTMENTS - 2.4%
	Par Value	Value
Money Market -2.4%
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $ 1,851,059)	$1,851,059	$1,851,059

TOTAL INVESTMENTS - 100.0% (Cost $ 59,051,008)		78,059,732
OTHER ASSETS & LIABILITIES (NET) - 0.0%		(5,246)
NET ASSETS - 100%		$78,054,486

(a)   Non-income producing security

(b)   Interest rate reflects seven-day effective yield on December 31, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	28.2%
Industrials	23.3%
Information Technology	15.0%
Consumer Discretionary	10.1%
Materials	4.2%
Health Care	3.9%
Consumer Staples	3.6%
Energy	3.1%
Utilities	2.5%
Communication Services	2.2%
Real Estate	1.5%
Cash and Other Assets (Net)	2.4%
100.0%